Expected credit loss measurement - Maximum exposure to credit risk (Detail) - Financial Assets At Amortised Cost [Member] - USD ($) $ in Billions		Dec. 31, 2018	Dec. 31, 2017
Total maximum exposure to credit risk reflected on the balance sheet
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		$ 593.8	$ 592.8
Collateral
Cash collateral received		17.2	16.6
Collateralized by securities		197.4	221.6
Secured by real estate		167.2	164.3
Other collateral	[1]	19.9	20.7
Credit enhancements
Netting		14.5	12.8
Credit derivative contracts		0.0	0.0
Guarantees		1.2	1.4
Exposure to credit risk after collateral and credit enhancements		176.5	155.6
Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		587.1	584.7
Collateral
Cash collateral received		17.2	16.6
Collateralized by securities		197.4	221.6
Secured by real estate		167.2	164.3
Other collateral	[1]	19.9	20.7
Credit enhancements
Netting		14.5	12.8
Credit derivative contracts		0.0	0.0
Guarantees		1.2	1.4
Exposure to credit risk after collateral and credit enhancements		169.8	147.4
Cash and balances at central banks
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		108.4	90.0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		108.4	90.0
Loans and advances to banks
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[2]	16.9	14.1
Collateral
Collateralized by securities	[2]	0.1	0.1
Credit enhancements
Guarantees			0.0
Exposure to credit risk after collateral and credit enhancements	[2]	16.8	14.0
Receivables from securities financing transactions
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		95.3	92.0
Collateral
Collateralized by securities		92.5	87.2
Other collateral	[1]	2.5	4.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.3	0.4
Cash collateral receivables on derivative instruments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3],[4]	23.6	24.0
Credit enhancements
Netting	[3],[4]	14.5	12.8
Exposure to credit risk after collateral and credit enhancements	[3],[4]	9.1	11.3
Loans and advances to customers
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[5]	320.4	326.7
Collateral
Cash collateral received	[5]	17.0	16.5
Collateralized by securities	[5]	104.4	114.3
Secured by real estate	[5]	167.1	164.3
Other collateral	[1],[5]	16.2	15.2
Credit enhancements
Credit derivative contracts	[5]	0.0	0.0
Guarantees	[5]	1.2	1.4
Exposure to credit risk after collateral and credit enhancements	[5]	14.3	15.1
Other financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		22.6	37.8
Collateral
Cash collateral received		0.1	0.1
Collateralized by securities		0.4	20.0
Secured by real estate		0.0
Other collateral	[1]	1.1	1.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		20.9	16.7
Financial assets measured at fair value through other comprehensive income - debt
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		6.7	8.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6.7	8.1
Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		86.8	62.8
Collateral
Cash collateral received		2.8	1.1
Collateralized by securities		12.7	17.8
Secured by real estate		5.8	1.2
Other collateral	[1]	10.8	7.1
Credit enhancements
Netting		0.0	0.0
Credit derivative contracts		0.2	0.1
Guarantees		3.4	4.3
Exposure to credit risk after collateral and credit enhancements		51.0	31.2
Guarantees
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	18.1	17.7
Collateral
Cash collateral received	[6]	1.3	1.0
Collateralized by securities	[6]	2.5	2.1
Secured by real estate	[6]	0.1	0.2
Other collateral	[1],[6]	1.2	1.3
Credit enhancements
Credit derivative contracts	[6]		0.0
Guarantees	[6]	2.7	3.1
Exposure to credit risk after collateral and credit enhancements	[6]	10.2	9.9
Loan commitments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	31.2	32.1
Collateral
Cash collateral received	[6]	0.4	0.0
Collateralized by securities	[6]	2.8	2.9
Secured by real estate	[6]	1.5	1.1
Other collateral	[1],[6]	5.7	5.8
Credit enhancements
Credit derivative contracts	[6]	0.2	0.1
Guarantees	[6]	0.7	1.2
Exposure to credit risk after collateral and credit enhancements	[6]	19.8	21.0
Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		0.9	13.0
Collateral
Collateralized by securities		0.9	12.8
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.0	0.3
Committed unconditionally revocable credit lines
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		36.6
Collateral
Cash collateral received		1.1
Collateralized by securities		6.5
Secured by real estate		4.2
Other collateral	[1]	3.9
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		21.0
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		594.8	595.1
Collateral
Cash collateral received		17.8	18.4
Collateralized by securities		197.4	221.6
Secured by real estate		167.2	164.3
Other collateral	[1]	19.9	20.7
Credit enhancements
Netting		14.5	12.8
Credit derivative contracts		0.0	0.0
Guarantees		1.2	1.4
Exposure to credit risk after collateral and credit enhancements		176.9	155.9
UBS AG | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		588.1	586.9
Collateral
Cash collateral received		17.8	18.4
Collateralized by securities		197.4	221.6
Secured by real estate		167.2	164.3
Other collateral	[1]	19.9	20.7
Credit enhancements
Netting		14.5	12.8
Credit derivative contracts		0.0	0.0
Guarantees		1.2	1.4
Exposure to credit risk after collateral and credit enhancements		170.2	147.8
UBS AG | Cash and balances at central banks
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		108.4	90.0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		108.4	90.0
UBS AG | Loans and advances to banks
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[2]	16.6	14.0
Collateral
Cash collateral received			0.0
Collateralized by securities	[2]	0.1	0.1
Credit enhancements
Guarantees	[2]		0.0
Exposure to credit risk after collateral and credit enhancements	[2]	16.6	13.9
UBS AG | Receivables from securities financing transactions
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		95.3	92.0
Collateral
Collateralized by securities		92.5	87.2
Other collateral	[1]	2.5	4.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.3	0.4
UBS AG | Cash collateral receivables on derivative instruments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3],[4]	23.6	24.0
Credit enhancements
Netting	[3],[4]	14.5	12.8
Exposure to credit risk after collateral and credit enhancements	[3],[4]	9.1	11.3
UBS AG | Loans and advances to customers
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[5]	321.5	329.0
Collateral
Cash collateral received	[5]	17.7	18.3
Collateralized by securities	[5]	104.4	114.3
Secured by real estate	[5]	167.1	164.3
Other collateral	[1],[5]	16.2	15.2
Credit enhancements
Credit derivative contracts	[5]	0.0	0.0
Guarantees	[5]	1.2	1.4
Exposure to credit risk after collateral and credit enhancements	[5]	14.8	15.5
UBS AG | Other financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		22.6	37.9
Collateral
Cash collateral received		0.1	0.1
Collateralized by securities		0.4	20.0
Secured by real estate		0.0	0.0
Other collateral	[1]	1.1	1.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		21.0	16.7
UBS AG | Financial assets measured at fair value through other comprehensive income - debt
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		6.7	8.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6.7	8.1
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		89.0	62.8
Collateral
Cash collateral received		2.8	1.1
Collateralized by securities		12.7	17.8
Secured by real estate		5.8	1.2
Other collateral	[1]	10.8	7.1
Credit enhancements
Netting		0.0	0.0
Credit derivative contracts		0.2	0.1
Guarantees		3.4	4.3
Exposure to credit risk after collateral and credit enhancements		53.2	31.2
UBS AG | Guarantees
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	18.1	17.7
Collateral
Cash collateral received	[6]	1.3	1.0
Collateralized by securities	[6]	2.5	2.1
Secured by real estate	[6]	0.1	0.2
Other collateral	[1],[6]	1.2	1.3
Credit enhancements
Guarantees	[6]	2.7	3.1
Exposure to credit risk after collateral and credit enhancements	[6]	10.2	9.9
UBS AG | Loan commitments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	31.2	32.1
Collateral
Cash collateral received	[6]	0.4	0.0
Collateralized by securities	[6]	2.8	2.9
Secured by real estate	[6]	1.5	1.1
Other collateral	[1],[6]	5.7	5.8
Credit enhancements
Credit derivative contracts	[6]	0.2	0.1
Guarantees	[6]	0.7	1.2
Exposure to credit risk after collateral and credit enhancements	[6]	19.8	21.0
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		0.9	13.0
Collateral
Collateralized by securities		0.9	12.8
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.0	$ 0.3
UBS AG | Committed unconditionally revocable credit lines
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		38.8
Collateral
Cash collateral received		1.1
Collateralized by securities		6.5
Secured by real estate		4.2
Other collateral	[1]	3.9
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		$ 23.2

[1]	Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights
[2]	Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.
[3]
Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

[4]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information.
[5]	Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral.
[6]	The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.